RELATED PARTIES - Purchases of property, plant and equipment, intangible assets and other assets, related parties (Details) - RUB (₽) ₽ in Millions	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of transactions between related parties [line items]
Purchases of property, plant and equipment, intangible assets and other assets	₽ 12,982	₽ 9,862	₽ 1,244
Sistema's subsidiaries
Disclosure of transactions between related parties [line items]
Purchases of property, plant and equipment, intangible assets and other assets	10,330	3,324	656
Sistema's associates
Disclosure of transactions between related parties [line items]
Purchases of property, plant and equipment, intangible assets and other assets	2,530	6,299	410
The Group's associates
Disclosure of transactions between related parties [line items]
Purchases of property, plant and equipment, intangible assets and other assets	₽ 122	127	₽ 178
Other related parties
Disclosure of transactions between related parties [line items]
Purchases of property, plant and equipment, intangible assets and other assets		₽ 112